Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2025
Non controlling interest [Abstract]
Disclosure of summarized balance sheet information related to noncontrolling interest [Table Text Block]
	December 31, 2025	December 31, 2024
Balance, beginning of the year	$6,410	$7,147
Net income (loss) attributable to NCI	(229)	(737)
Balance, end of the year	$6,181	$6,410